CONVERTIBLE NOTES - Sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares $ / $	Dec. 31, 2022 USD ($) $ / $ $ / shares
Share price
CONVERTIBLE NOTES
Unobservable inputs | $ / shares	2.61	3.82
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ (300)	$ (1,900)
Increase (decrease) in liability due to increase in possible change	$ 400	$ 3,600
Foreign exchange rate
CONVERTIBLE NOTES
Unobservable inputs | $ / $	1.32	1.35
Percentage of possible change, decrease	(5.00%)	5.00%
Increase (decrease) in liability due to decrease in possible change	$ (100)	$ 500
Expected volatility
CONVERTIBLE NOTES
Unobservable inputs	0.48	0.50
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ (300)	$ (1,700)
Increase (decrease) in liability due to increase in possible change	$ 100	$ 3,200
Credit spread
CONVERTIBLE NOTES
Unobservable inputs	0.05	0.09
Percentage of possible change, decrease	(5.00%)	1.00%
Increase (decrease) in liability due to decrease in possible change	$ (30)	$ 300